Related Party Transactions (Details)		Dec. 31, 2025 USD ($) ft²	Dec. 31, 2024 USD ($)
Related Party Transactions [Line Items]
Amounts due from related party	[1]	$ 304,743	$ 998,429
Square feet (in Square Feet) | ft²		5,382
Related Party [Member]
Related Party Transactions [Line Items]
Amounts due from related party		$ 2,100,000
Due to a related party		$ 2,200,000

[1]

Other receivables are mainly business advances to officers and staff for business travel and sundry expenses. As of December 31, 2025 and 2024, the balance also included $210,000 and $60,020 receivable due from two third parties, respectively, as the Company entered into two cooperation agreements with two separate third parties, and granted the third parties licenses to use the Chanson Greenwich and Chanson 23rd Street stores for events from August 1, 2023 to July 31, 2024 and from May 1, 2025 to October 31, 2025, respectively. Additionally, the balance as of December 31, 2024, also included $830,000 proceeds due from the same third party as the Company disposed all the property and equipment of Chanson Greenwich to the third party. The balance of $890,020 as of December 31, 2024 mentioned above was fully collected during the year ended December 31, 2025.

As of December 31, 2025, certain balances were outstanding beyond their contractual due dates; however, management expects these amounts to be fully collected and no disputes or collection issues have been identified. The Company evaluates other receivables for expected credit losses in accordance with ASC 326, Financial Instruments - Credit Losses. Based on the assessment of historical collection experience, current conditions, and subsequent receipts, no material allowance for credit losses was considered necessary as of December 31, 2025 and 2024. Subsequent to year-end, a significant portion of the outstanding balances as of December 31, 2024 has been collected during the year ended December 31, 2025.